Debt - (Narrative - Senior Notes) (Details) - LIONS GATE ENTERTAINMENT CORP [Member] - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	May 08, 2024
Senior Notes
Debt Instrument [Line Items]
Coupon rate	5.50%
5.500% Senior Notes | Senior Notes
Debt Instrument [Line Items]
Coupon rate	5.50%	5.50%
Debt interest face value	$ 5.5	$ 389.9
5.500% Senior Notes | Senior Notes | Maximum
Debt Instrument [Line Items]
Coupon rate		6.00%
Senior Credit Facilities And Senior Notes
Debt Instrument [Line Items]
Coupon rate	5.50%
Net Loss, Amount Free of Restrictions	$ 373.6
Accumulated Deficit, Amount Free of Restrictions	$ 3,534.1
Debt instrument, redemption period one | 5.500% Senior Notes | Senior Notes
Debt Instrument [Line Items]
Debt instrument redemption price percentage	103.00%
Debt instrument, redemption, period two | 5.500% Senior Notes | Senior Notes
Debt Instrument [Line Items]
Debt instrument redemption price percentage	102.75%
Debt instrument, redemption, period two | New 5.500 Senior Notes [Member] | Senior Notes
Debt Instrument [Line Items]
Debt instrument redemption price percentage	102.00%
Debt instrument, redemption, period three | 5.500% Senior Notes | Senior Notes
Debt Instrument [Line Items]
Debt instrument redemption price percentage	101.375%
Debt instrument, redemption, period three | New 5.500 Senior Notes [Member] | Senior Notes
Debt Instrument [Line Items]
Debt instrument redemption price percentage	101.00%
Debt instrument, redemption, period four | 5.500% Senior Notes | Senior Notes
Debt Instrument [Line Items]
Debt instrument redemption price percentage	100.00%
Change in Control | 5.500% Senior Notes | Senior Notes
Debt Instrument [Line Items]
Debt instrument redemption price percentage	101.00%
Certain Asset Disposition | 5.500% Senior Notes | Senior Notes
Debt Instrument [Line Items]
Debt instrument redemption price percentage	100.00%